Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	June 30	June 30	December 31
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Cash in USD	2,416	4,260	4,060
Cash in NIS	937	3,059	1,116
Cash in Euro	558	1,110	1,106
Cash in GBP	1	5	2
Total cash and cash equivalents	3,912	8,434	6,284